Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Aggregate Future Minimum Lease Payments
The aggregate future minimum lease payments related to these leases from continuing operations as of December 31, 2015, are as follows (in thousands):

Years Ending December 31,	Minimum Lease Payments
2016	$2,141
2017	2,178
2018	2,160
2019	2,169
2020	2,146
Thereafter	3,934
Total	$14,728